UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 06604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28(9)
Date of reporting period:	8/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus BASIC Money Market Fund, Inc.

SEMIANNUAL REPORT August 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus BASIC Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Money Market Fund, covering the six-month period from March 1, 2015, through August 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. A recovering U.S. economy enabled stocks to advance during the spring and much of the summer, but those gains were more than erased in August when economic concerns in China, falling commodity prices and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit in this environment. U.S. bonds also generally faltered, as yields climbed and prices fell when a sustained domestic economic recovery resumed after a winter soft patch. Moreover, global economic instability in August hurt corporate-backed and inflation-linked bonds, but U.S. government securities held up relatively well.

We expect market uncertainty and volatility to persist over the near term as investors vacillate between hopes that current market turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that financial markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the anticipated eventual normalization of monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2015 through August 31, 2015, as provided by Bernard W. Kiernan, Jr., Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended August 31, 2015, Dreyfus BASIC Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Despite a sustained economic recovery, money market yields remained anchored near zero percent by an unchanged federal funds rate throughout the reporting period.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities, bank obligations, U.S. dollar-denominated foreign and domestic commercial paper, repurchase agreements, asset-backed securities and U.S. dollar-denominated obligations issued or guaranteed by foreign governments. Normally, the fund invests at least 25% of its total assets in foreign bank obligations.

When managing the fund, we closely monitor the outlook for economic growth and inflation, follow overseas developments, and consider the posture of the Federal Reserve Board (the “Fed”) in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

U.S. Economic Recovery Resumed after Soft Patch

After several months of sustained growth, the reporting period began with a temporary soft patch as economic activity moderated due to severe winter weather and an appreciating U.S. dollar. March also brought discouraging news when job creation moderated to 119,000 positions, the unemployment rate was unchanged, and the strengthening U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high. In contrast, average hourly wages rose 0.3% during the month, helping to push the personal savings rate higher. The U.S. economy sputtered for the first quarter of 2015 overall, posting a 0.6% annualized GDP growth rate.

The recovery regained momentum in April. The unemployment rate slid to 5.4%, 187,000 new jobs were created, and average hourly earnings advanced modestly, lending credence to the Fed’s comments that the winter soft patch would be transitory. Housing starts surged, and permit issuance for new construction climbed above year-ago levels. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and lower commodity prices.

The rebound gained traction in May, when employers created 260,000 jobs and hourly wages in the private sector rose 0.3%. The unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly, and retail sales posted robust gains. Fuel prices continued to rebound, sending the inflation rate higher, but energy prices remained well below year-ago levels.

DISCUSSION OF FUND PERFORMANCE (continued)

Sentiment in the financial markets deteriorated in June due to uncertainty regarding a debt crisis in Greece, but the U.S. economy continued to gain traction. 245,000 new jobs were added during the month, while the unemployment rate fell to 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income. The U.S. economy grew at an estimated 3.7% annualized rate over the second quarter of the year.

July brought more good economic news when 245,000 jobs were added and the unemployment rate stayed steady as workers reentered the labor force. Average hourly wages increased, as did retail and food service sales. Meanwhile, both the manufacturing and service sectors of the economy continued to expand. On the other hand, U.S. equity markets reacted negatively to greater-than-expected economic weakness and plunging stock prices in China.

Although the unemployment rate fell to 5.1% in August, its lowest level since March 2008, new job creation fell short of expectations as 173,000 jobs were added. Instability in China continued to roil the financial markets, especially after the country’s central bank depreciated its currency. Energy prices fell in response, giving back previous gains. On a brighter note, U.S. wages and personal income grew at a healthy pace during the month.

Fed Expected to Raise Rates Gradually

At its September meeting, the Fed declined to implement the first in a series of widely expected rate hikes, citing “recent global economic and financial developments [that] may restrain economic activity somewhat and are likely to put further downward pressure on inflation in the near term.” While many analysts expect rate hikes to begin later this year, those increases are likely to be modest and gradual.

Therefore, we intend for now to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages, but we are prepared to adjust our strategies quickly as market conditions change. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

September 18, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by the investment adviser), involve credit and liquidity risks and risk of principal loss.
1Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. The Dreyfus Corporation has undertaken, if the aggregate direct expenses of the fund, exclusive of taxes, brokerage, interest on borrowings, and extraordinary expenses, but including the management fee, exceed .45 of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear such excess expense. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so until at least July 1, 2016. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields would have been negative.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and Dreyfus TeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Money Market Fund, Inc. from March 1, 2015 to August 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 1.01
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2015

Expenses paid per $1,000†	$ 1.02
Ending value (after expenses)	$1,024.13

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

August 31, 2015 (Unaudited)

||ANAME||

Negotiable Bank Certificates of Deposit - 28.1%	Principal Amount ($)		Value ($)

Bank of Montreal (Yankee)
0.29%, 10/14/15	8,000,000		8,000,000
Credit Suisse New York (Yankee)
0.28%, 10/1/15	8,000,000		8,000,000
DZ Bank AG (Yankee)
0.33%, 10/14/15	5,000,000		5,000,000
HSBC Bank USA (Yankee)
0.37%, 9/1/15	7,000,000	[a]	7,000,000
Mizuho Bank Ltd/NY (Yankee)
0.30%, 11/5/15	8,000,000		8,000,000
Norinchukin Bank/NY (Yankee)
0.28%, 10/26/15	5,000,000		5,000,000
Rabobank Nederland/NY (Yankee)
0.30%, 10/23/15	8,000,000		8,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.33%, 11/20/15	7,000,000	[b]	7,000,000
Total Negotiable Bank Certificates of Deposit (cost $56,000,000)			56,000,000

Commercial Paper - 22.0%

Credit Agricole
0.07%, 9/1/15	8,000,000		8,000,000
Erste Abwicklungsanstalt
0.24%, 9/17/15	8,000,000	[b]	7,999,147
General Electric Capital Corp.
0.25%, 12/1/15	8,000,000		7,994,944
ING (US) Funding LLC
0.27%, 10/2/15	5,000,000		4,998,838
Lloyds Bank
0.19%, 9/21/15	7,000,000		6,999,261
State Street Corp.
0.20%, 9/16/15	8,000,000		7,999,333
Total Commercial Paper (cost $43,991,523)			43,991,523

Asset-Backed Commercial Paper - 8.0%

Antalis S.A.
0.22%, 9/29/15	8,000,000	[b]	7,998,631
Collateralized Commercial Paper Program Co., LLC
0.35%, 11/5/15	8,000,000		7,994,944
Total Asset-Backed Commercial Paper (cost $15,993,575)			15,993,575

Corporate Notes - 4.0%

Bank of Nova Scotia
0.25%, 10/7/15
(cost $8,013,981)	8,000,000	[b]	8,013,981

Time Deposits - 31.6%

Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.07%, 9/1/15	8,000,000	8,000,000
Credit Industriel et Commercial (Grand Cayman)
0.07%, 9/1/15	8,000,000	8,000,000
DnB Bank (Grand Cayman)
0.05%, 9/1/15	8,000,000	8,000,000
Natixis New York (Grand Cayman)
0.07%, 9/1/15	7,000,000	7,000,000
Royal Bank of Canada (Toronto)
0.06%, 9/1/15	8,000,000	8,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.07%, 9/1/15	8,000,000	8,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.06%, 9/1/15	8,000,000	8,000,000
Swedbank (Grand Cayman)
0.06%, 9/1/15	8,000,000	8,000,000
Total Time Deposits (cost $63,000,000)		63,000,000

U.S. Government Agency - 5.0%

Federal Home Loan Bank
0.14%, 10/28/15
(cost $9,997,863)	10,000,000	9,997,863

Repurchase Agreement- 5.0%

ABN AMRO Bank N.V.

0.11%, dated 8/31/15, due 9/1/15 in the amount of $10,000,031 (fully collateralized by $1,622,888 U.S. Treasury Bonds, 2.75%-7.88%, due 2/15/21-11/15/42, value $2,128,685, $34,711
U.S. Treasury Inflation Protected Securities, 0.13%, due 4/15/18-1/15/23, value $34,794 and $7,877,479 U.S. Treasury Notes, 0.63%-3.75%, due 10/31/15-5/15/25, value $8,036,522)

(cost $10,000,000)	10,000,000	10,000,000

Total Investments (cost $206,996,942)	103.7%	206,996,942
Liabilities, Less Cash and Receivables	(3.7%)	(7,436,817)
Net Assets	100.0%	199,560,125

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities amounted to $31,011,759, or 15.5% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †
Value (%)

Banking	81.7
Repurchase Agreement	5.0
U.S. Government Agency	5.0
Asset-Backed/Banking	4.0
Asset-Backed/Finance	4.0
Finance	4.0
103.7

†Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $10,000,000)—Note 1 (b)	206,996,942	206,996,942
	Cash	667,029
	Interest receivable	102,047
	Prepaid expenses	13,221
		207,779,239
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 2(b)	46,231
	Payable for investment securities purchased	8,080,036
	Payable for shares of Common Stock redeemed	50,212
	Accrued expenses	42,635
		8,219,114
	Net Assets ($)	199,560,125
	Composition of Net Assets ($):
	Paid-in capital	199,609,747
	Accumulated net realized gain (loss) on investments	(49,622)
	Net Assets ($)	199,560,125
	Shares Outstanding
	(3 billion shares of $.001 par value Common Stock authorized)	199,609,747
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	202,547
Expenses:
Management fee—Note 2(a)	510,193
Shareholder servicing costs—Note 2(b)	132,433
Professional fees	44,164
Custodian fees—Note 2(b)	27,128
Registration fees	13,460
Directors' fees and expenses—Note 2(c)	10,899
Prospectus and shareholders’ reports	3,475
Miscellaneous	12,513
Total Expenses	754,265
Less—reduction in expenses due to undertaking—Note 2(a)	(551,177)
Less—reduction in fees due to earnings credits—Note 2(b)	(545)
Net Expenses	202,543
Investment Income—Net	4
Realized Gain (Loss) on Investments—Note 1(b) ($)	25,883
Net Increase in Net Assets Resulting from Operations	25,887

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations ($):
Investment income—net	4	10
Net realized gain (loss) on investments	25,883	-
Net Increase (Decrease) in Net Assets Resulting from Operations	25,887	10
Dividends to Shareholders from ($):
Investment income—net	(4)	(10)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	34,555,590	57,925,259
Dividends reinvested	4	10
Cost of shares redeemed	(41,476,006)	(105,199,500)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(6,920,412)	(47,274,231)
Total Increase (Decrease) in Net Assets	(6,894,529)	(47,274,231)
Net Assets ($):
Beginning of Period	206,454,654	253,728,885
End of Period	199,560,125	206,454,654

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	August 31, 2015		Year Ended February 28/29,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74	[c]	.72	.71	.68	.67	.63
Ratio of net expenses to average net assets	.20	[c]	.17	.17	.22	.22	.32
Ratio of net investment income to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	199,560		206,455	253,729	303,355	395,088	640,967

aAmount represents less than $.001 per share.
bAmount represents less than .01%.
cAnnualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund's investment objective is to seek to as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	206,996,942
Level 3 - Significant Unobservable Inputs	-
Total	206,996,942
† See Statement of Investments for additional detailed categorizations.

At August 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 28, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $75,505 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 28, 2015. If not applied, the carryover expires in fiscal year 2018 .

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2015 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund's average daily net assets and is payable monthly. Dreyfus has undertaken, if the fund's aggregate expenses (excluding taxes, brokerage fee and extraordinary expenses) exceed an annual rate of .45% of the value of the fund's average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear, such excess expense. Dreyfus may terminate this undertaking agreement upon at least 90 days' prior notice to shareholders, but has committed not to do so until at least July 1, 2016. The reduction in expenses, pursuant to the undertaking, amounted to $294,485 during the period ended August 31, 2015.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $256,692 during the period ended August 31, 2015.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund's average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2015, the fund was charged $90,088 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2015, the fund was charged $34,825 for transfer agency services and $1,684 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $59.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2015, the fund was charged $27,128 pursuant to the custody agreement. These fees were partially offset by earnings credits of $486.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services related to the fund’s check writing privilege. During the period ended August 31, 2015, the fund was charged $1,291 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2015, the fund was charged $5,406 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $84,274, Shareholder Services Plan fees $16,000, custodian fees $24,222, Chief Compliance Officer fees $1,737 and transfer agency fees $13,659, which are offset against an expense reimbursement currently in effect in the amount of $93,661.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 21, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 1, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was one basis point below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when it was above the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was at the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and slightly above the Expense Universe median. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows:

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus BASIC Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: DBAXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-SCR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation	0123SA0815

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)